Income tax - Summary of Deferred Tax Reconciliation to Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Deferred tax assets	€ 13	€ 15